ENTITY-WIDE DISCLOSURES -Schedule of Disclosure of Non-current Assets Allocated To Geographic Areas (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	$ 7,879,733	$ 6,994,815
Property, plant and equipment	186,611,153	198,536,683
Right-of-use assets	90,986,710	89,663,139	$ 60,508,354
Intangible assets	189,170,558	175,703,257
Contract asset	13,255,046	13,528,646
Non-current assets	487,903,200	484,426,540
Canada
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	7,503,122	6,812,370
Property, plant and equipment	88,698,728	94,684,032
Right-of-use assets	36,917,971	35,469,879
Intangible assets	180,325,767	167,106,057
Contract asset	13,255,046	13,528,646
Non-current assets	326,700,634	317,600,984
United States
Disclosure of Disaggregation of Non-current assets [Line Items]
Other non-current assets	376,611	182,445
Property, plant and equipment	97,912,425	103,852,651
Right-of-use assets	54,068,739	54,193,260
Intangible assets	8,844,791	8,597,200
Contract asset	0	0
Non-current assets	$ 161,202,566	$ 166,825,556